Statement of consolidated financial position - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents		R$ 8,680,686	R$ 13,862,852
Financial investments		3,492,710	3,627,227
Trade accounts receivable		7,153,565	4,731,979
Inventories		16,335,101	8,383,650
Taxes recoverable		1,428,658	1,192,665
Recoverable income taxes		1,189,812	1,547,916
Prepaid expenses		435,441	344,867
Derivatives		33,816	33,769
Other receivables		543,656	465,319
Current Assets		39,293,445	34,190,244
Non-current assets
Financial investments		16,845	15,564
Trade accounts receivable		13,395	23,229
Inventories			18,036
Taxes recoverable		1,252,058	1,072,737
Recoverable income taxes		230,069	72,267
Deferred tax assets		8,257,252	8,529,972
Judicial deposits		194,212	196,911
Derivatives		51	34,091
Other receivables		365,652	227,480
Investments		58,923	43,153
Property, plant and equipment	[1]	37,225,130	35,929,149
Intangible assets		2,877,299	2,828,691
Right of use of assets		2,780,037	2,902,395
Non-Current Assets		53,270,923	51,893,675
Total assets		92,564,368	86,083,919
Current liabilities
Trade payables		12,053,266	9,946,315
Borrowings		1,343,494	1,318,931
Braskem Idesa borrowings		86,765	7,660,128
Debentures		59,088	54,436
Derivatives		256,131	592,251
Payroll and related charges		1,170,346	814,566
Taxes payable		1,012,116	952,689
Income taxes payable		1,672,844	284,129
Dividends		10,538	5,456
Advances from customers		204,666	287,449
Leniency agreement		353,385	397,036
Sundry provisions		465,051	362,407
Other payables		1,452,396	466,341
Provision - geological event in Alagoas		4,378,071	4,349,931
Lease		675,366	895,109
Current Liabilities		25,193,523	28,387,174
Non-current liabilities
Trade payables		111,464	7,233
Borrowings		33,553,766	40,413,192
Braskem Idesa borrowings		12,224,770	4,399,110
Debentures		137,830	181,679
Derivatives		362,915	558,913
Taxes payable		260,497	1,370
Loan to non-controlling shareholders of Braskem Idesa	[2]	3,646,538	3,222,493
Income taxes payable			576,174
Deferred tax liabilities		1,407,434	1,234,398
Post-employment benefits		487,697	472,074
Advances from customers		257,858	382,478
Contingencies		1,153,830	1,151,087
Leniency agreement		769,911	1,077,314
Sundry provisions		824,212	511,801
Provision - geological event in Alagoas		3,283,188	4,825,846
Other payables		204,059	235,324
Lease		2,481,048	2,312,777
Non-Current Liabilities		61,167,017	61,563,263
Shareholders' equity
Capital		8,043,222	8,043,222
Capital reserve		3,473
Profit reserves		3,483,935
Additional paid in capital		(488,388)	(488,388)
Long-term incentive plans		31,932	31,609
Other comprehensive income		(3,170,158)	(5,209,498)
Treasury shares		(38,197)	(49,704)
Accumulated losses			(4,529,547)
Total attributable to the Company's shareholders		7,865,819	(2,202,306)
Non-controlling interest in subsidiaries		(1,661,991)	(1,664,212)
Shareholders’ Equity		6,203,828	(3,866,518)
Total liabilities and shareholders' equity		R$ 92,564,368	R$ 86,083,919

[1]	Adjustment corresponding to the capitalization of a portion of financial charges of the above-mentioned loan.
[2]	Loan payable, maturing December 2029 and 7% p.a., to the non-controlling shareholders of Braskem Idesa. These proceeds were used by Braskem Idesa to fund its construction project.